Cover	Mar. 09, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 09, 2022
Entity Registrant Name	EXPRESS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34742
Entity Tax Identification Number	26-2828128
Entity Address, Address Line One	1 Express Drive
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43230
City Area Code	614
Local Phone Number	474-4001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	EXPR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001483510
Amendment Flag	false